CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) shares
Allowance for doubtful accounts receivable	¥ 94,856	$ 13,796	¥ 24,686
Total current liabilities	19,812,356	2,881,587	11,625,612
Total non-current liabilities	6,791,779	$ 987,823	¥ 292,687
Common stock, par value per share | $ / shares
Common stock, shares authorized			10,000,000,000
Common stock, shares issued			342,548,237
Common stock, shares outstanding			342,548,237
VIEs
Total current liabilities	11,324,276	$ 1,647,048	¥ 8,320,537
Total non-current liabilities	¥ 1,434,506	$ 208,640	¥ 286,854
Series A Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	200,000,000
Mezzanine equity, shares issued	0	0	200,000,000
Mezzanine equity, shares outstanding	0	0	200,000,000
Series A-1 Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	6,064,174
Mezzanine equity, shares issued	0	0	6,064,174
Mezzanine equity, shares outstanding	0	0	6,064,174
Series B Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	123,103,264
Mezzanine equity, shares issued	0	0	123,103,264
Mezzanine equity, shares outstanding	0	0	123,103,264
Series C Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	302,891,196
Mezzanine equity, shares issued	0	0	302,891,196
Mezzanine equity, shares outstanding	0	0	302,891,196
Series D Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	848,682,647
Mezzanine equity, shares issued	0	0	848,682,647
Mezzanine equity, shares outstanding	0	0	848,682,647
Series E Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	686,646,383
Mezzanine equity, shares issued	0	0	686,646,383
Mezzanine equity, shares outstanding	0	0	686,646,383
Series F Redeemable Convertible Preferred Shares
Mezzanine equity, par value | $ / shares
Mezzanine equity, shares authorized	0	0	546,999,817
Mezzanine equity, shares issued	0	0	546,999,817
Mezzanine equity, shares outstanding	0	0	546,999,817
Series G Redeemable Convertible Preferred Shares
Mezzanine equity, shares authorized	0	0	1,014,436,019
Mezzanine equity, shares issued	0	0	1,014,436,019
Mezzanine equity, shares outstanding	0	0	1,014,436,019
Class A Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000
Common stock, shares issued	2,580,950,531	2,580,950,531
Common stock, shares outstanding	2,199,425,905	2,199,425,905
Class B Ordinary Shares
Common stock, par value per share | $ / shares		$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	2,876,391,396	2,876,391,396
Common stock, shares outstanding	2,876,391,396	2,876,391,396